American Century Municipal Trust

PROSPECTUS SUPPLEMENT

FLORIDA MUNICIPAL MONEY MARKET FUND * TAX-FREE MONEY MARKET FUND
TAX-FREE BOND FUND

Supplement dated February 2, 2004 * Prospectus dated October 1, 2003
                                    (Investor Class)

Effective February 2, 2004, shares of the Florida Municipal Money Market Fund will no longer be available to new investors. Shareholders of the fund on
February 2, 2004, may continue to buy shares into accounts existing on that day.

SH-SPL-37011   0402